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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:   12/31/2003
                                               ---------------------------

Check here if Amendment: |_|; Amendment Number:
                                                ----------

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      PAR Investment Partners LP
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Address:   One International Place
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           Suite 2401
--------------------------------------------------------------------------------
           Boston, MA 02110
--------------------------------------------------------------------------------

Form 13F File Number: 28-
                         -------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Frederick S. Downs Jr.
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Title:      Vice President
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Phone:      617-526-8990
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Signature, Place, and Date of Signing:

Frederick S. Downs Jr.            Boston, MA                    02/17/04
----------------------      ----------------------        ---------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-
   --------------------------      --------------------------------------------
[Repeat as necessary.]
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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                        --------------------

Form 13F Information Table Entry Total:          92
                                        --------------------

Form 13F Information Table Value Total: $1,198,023
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

------    ---------------------------   ----------------------------------

[Repeat as necessary.]




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                                    FORM 13F




     COLUMN 1               COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6     COLUMN 7          COLUMN 8
------------------       --------------   --------   --------   ------------------   ----------    --------    --------------------
                                                       VALUE    SHRS OR  SH/  PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
  NAME OF ISSUER         TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT  PRN  CALL   DISCRETION    MANAGERS    SOLE   SHARED   NONE
------------------       --------------   --------   --------   -------  ---  ----   ----------    --------    ----   ------   ----
AmDocs Limited                 Common      G02602103    1124      50000       SHR    X                           50000

ADC Telecommunications         Common      000886101     297     100000       SHR    X                          100000

Aeropostale Inc.               Common      007865108   13743     501200       SHR    X                          501200

AirTran Holdings               Common      00949P108   10710     900000       SHR    X                          900000

Alaska Air Group Inc.          Common      011659109    9688     355000       SHR    X                          355000

AMR Corp                       Common      001765106  191660   14800000       SHR    X                        14800000

Amercia West Holding
 Corporation               Class B Common  023657208   55800    4500000       SHR    X                         4500000

American Tower
  System Corp              Class A Common  029912201   16230    1500000       SHR    X                         1500000

Ameristar Casinos Inc.         Common      03070Q101   29413    1202000       SHR    X                         1202000

Ansoft Corp                    Common      036384105     444      35045       SHR    X                           35045

Argosy Gaming Corporation      Common      040228108   37296    1435000       SHR    X                         1435000

ATA Holdings Corp              Common      03234G106    2413     250000       SHR    X                          250000

Art Technology Group Inc.      Common      04289L107     151      99000       SHR    X                           99000

BAM! Entertainment Inc.        Common      059361105    1788    1489810       SHR    X                         1489810

Boyd Gaming Corporation        Common      103304101     673      41700       SHR    X                           41700

CBRL Group Inc                 Common      12489V106   10471     273529       SHR    X                          273529

CKE Restaurants                Common      12561E105   11646    1822500       SHR    X                         1822500

Catalina Marketing
  Corporation                  Common      148867104    9072     450000       SHR    X                          450000

Charlotte Russe
  Holding Inc.                 Common      161048103    5526     400157       SHR    X                          400157

Chippac Inc.               Class A Common  169657103     304      40000       SHR    X                           40000

Circuit City Stores Inc.       Common      172737108    3039     300000       SHR    X                          300000

Cintas Corp                    Common      172908105   10126     202112       SHR    X                          202112

Coach Inc.                     Common      189754104    2831      75000       SHR    X                           75000

COHU Inc.                      Common      192576106     603      31400       SHR    X                           31400

Coast Financial
  Holdings Inc.                Common      212485106     311      22900       SHR    X                           22900

Convergys Corporation          Common      212485106     506      29000       SHR    X                           29000

D&K Healthcare
  Resources Inc.               Common      232861104   12970     956482       SHR    X                          956482

Earthlink Network Inc.         Common      270321102     300      30000       SHR    X                           30000

Echostar Communications    Class A Common  278762109   32291     950000       SHR    X                          950000

Employee Solutions             Common      292166105              70000       SHR    X                           70000

Equity Marketing Inc.          Common      294724109     719      51000       SHR    X                           51000

Espeed Inc.                    Common      296643109    2170      92400       SHR    X                           92400

FleetBoston Financial
  Corporation                  Common      339030108     581      13300       SHR    X                           13300

Gaylord Entertainment Co       Common      367905106   22012     737424       SHR    X                          737424

Global Technovations Inc.      Common      37939M109       3     340500       SHR    X                          340500

Hollywood Entertainment
  Corporation                  Common      436141105   13750    1000000       SHR    X                         1000000

Horizon Offshore Inc.          Common      44043J105     328      74600       SHR    X                           74600

Imagyn Medical
 Technologies Inc.             Common      45244E100       2      78333       SHR    X                           78333

Interland Inc.                 Common      458727104   13060    2000000       SHR    X                         2000000

JP Morgan Chase & Co.          Common      46625H100    1102      30000       SHR    X                           30000

KNBT Bancorp Inc.              Common      482921103     510      29000       SHR    X                           29000

Kforce.Comm Inc.               Common      493732101     468      50000       SHR    X                           50000

King Pharmaceuticals Inc.      Common      495582108    5341     350000       SHR    X                          350000

LTWC Corporation               Common      522002104              15428       SHR    X                           15428

Lodgenet Entertainment
  Corporation                  Common      540211109   33361    1825000       SHR    X                         1825000

MTR Gaming Group Inc.          Common      553769100    7983     775000       SHR    X                          775000

Marinemax Inc.                 Common      567908108   13811     710800       SHR    X                          710800

MAIR Holdings Inc.             Common      59066B102   11648    1600000       SHR    X                         1600000

McData Corp                Class B Common  580031102     143      15000       SHR    X                           15000

Monolithic System
  Technology Inc.              Common      609842109     857     100000       SHR    X                          100000

Multimedia Games Inc.          Common      749938106   21392     520612       SHR    X                          520612

Navigant International Inc.    Common      63935R108   17763    1282500       SHR    X                         1282500

Netflix Inc.                   Common      64110L106   45666     835000       PUT    X                          835000

Newell Rubbermaid Inc.         Common      651229106    1082      47500       SHR    X                           47500

Nintendo Co. LTD               Common      654445303    2041     175000       SHR    X                          175000

O Charleys Inc.                Common      670823103    6659     371000       SHR    X                          371000

Ohio Art Co                    Common      677143109     488      40500       SHR    X                           40500

Pacific Health Systems Inc     Common      695112102  135274    2001100       SHR    X                         2001100

Packaging Dynamics
  Corporation                  Common      695160101     369      35100       SHR    X                           35100

Peets Coffee & Tea Inc.        Common      705560100    6041     346019       SHR    X                          346019

Pegasus Communications
  Corporation              Class A Common  705904100   15667     557924       SHR    X                          557924

Pegasus Solutions Inc.         Common      705906105    6185     590770       SHR    X                          590770

Penn National Gaming Inc.      Common      707569109   17338     749935       SHR    X                          749935

Phoenix Group Corporation      Common      719072100       1      91500       SHR    X                           91500

Physician Computer Network     Common      71940K109             251000       SHR    X                          251000

Pixar                          Common      725811103    1763      25450       SHR    X                           25450

Playboy Enterprises
  Inc. Holdings            Class B Common  728117300     965      59700       SHR    X                           59700

Priceline Inc.                 Common      741503403   26854    1500250       SHR    X                         1500250

Prudential Financial Inc.      Common      744320102    1257      30100       SHR    X                           30100

Puradyn Filter
  Technologies Inc.            Common      746091107    1082     520300       SHR    X                          520300

RCM Technologies Inc.          Common      749360400     413      55971       SHR    X                           55971

RMH Teleservices Inc.          Common      749938105     253      49100       SHR    X                           49100

S1 Corporation                 Common      78463B101     404      50100       SHR    X                           50100

Sabre Holdings
  Corporation              Class A Common  785905100   29686    1375000       SHR    X                         1375000

Sega Enterprises LTD           Common      815793104     547     229800       SHR    X                          229800

Sovereign Bancorp Inc.         Common      845905108     713      30000       SHR    X                           30000

Station Casinos Inc.           Common      857689103   98135    3203900       SHR    X                         3203900

Synplicity Inc.                Common      87160Y108     244      31116       SHR    X                           31116

Tenet Healthcare
  Corporation                  Common      88033G100   26333    1640700       SHR    X                         1640700

Titan International Inc.       Common      88830M102     103      33500       SHR    X                           33500

TOPPS Co Inc.                  Common      890786106     564      55000       SHR    X                           55000

Toys R Us Inc.                 Common      892335100     632      50000       SHR    X                           50000

Transocean Inc.                Common      2821287      1261      52500       SHR    X                           52500

Triad Hospital Inc.            Common      89579K109   40589    1220000       SHR    X                         1220000

Trover Solutions Inc.          Common      897249108    8981    1354600       SHR    X                         1354600

United Auto Group, Inc.        Common      909440109   19631     627200       SHR    X                          627200

US Oncology Inc.               Common      90338W103   30509    2835400       SHR    X                         2835400

Universal Health
  Services, Inc.           Class B Common  913903100   24819     462000       SHR    X                          462000

Valeant Pharmaceuticals
  International                Common      91911X104    5324     211700       SHR    X                          211700

Vastera Inc.                   Common      92239N109     812     203100       SHR    X                          203100

VNU N V                        Common      92856P108     653      20668       SHR    X                           20668

Worldwide Restaurant
  Concepts Inc.                Common      98160A107     255      91100       SHR    X                           91100

                 Total Long Equities                            1198023
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